Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0001789972
Registrant Name	Cullinan Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A